Warrants - Schedule of Private Warrants Outstanding (Details) - Private Placement Warrant Liability - $ / shares	Jun. 30, 2025	Mar. 05, 2025	Feb. 14, 2025	Dec. 31, 2024
Schedule of Private Warrants Outstanding [Line Items]
Exercise Price (in Dollars per share)		$ 10	$ 10
Number of shares	1,843			250,000
Series A [Member]
Schedule of Private Warrants Outstanding [Line Items]
Exercise Price (in Dollars per share)	$ 63.36
Number of shares	631
Series B [Member]
Schedule of Private Warrants Outstanding [Line Items]
Exercise Price (in Dollars per share)	$ 229.99
Number of shares	434
Series E [Member]
Schedule of Private Warrants Outstanding [Line Items]
Exercise Price (in Dollars per share)	$ 1,284.95
Number of shares	778